Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Accrued Expenses and Other Payables
13.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables are as follows:

	December 31,
	2012	2013
	RMB	RMB	US$
Payroll and welfare payables	23,395	28,693	4,739
Business and other taxes payable	52,368	67,408	11,135
Payables for office supplies and utilities	2,424	3,650	603
Payables for the purchase of property and equipment	50,648	85,993	14,205
Payables for the purchase of software	307	—	—
Payable for purchase of network use right	19,881	10,000	1,652
Accrued service fees	12,248	37,130	6,133
Interest payable	837	36,254	5,989
Share-settled bonuses	—	6,441	1,064
Others	5,390	16,852	2,784

	167,498	292,421	48,304